Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2020
U.S. Government Securities Ultra-Short Bond Fund
United States Government and Agency
Obligations 86.66%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Federal Farm Credit Bank 43.67%
Fixed Rates:
1.70 12/20/21 $ 3,000,000 $ 3,000,070
1.33 03/09/23 10,000,000 10,000,573
Floating Rates:
(Federal Reserve Bank Prime Loan + (2.96)%) 0.29 07/09/20 5,000,000 4,996,281
17,996,924
Federal Home Loan Bank 5.88%
Fixed Rates:
1.40 08/25/20 500,000 500,056
1.70 08/25/21 1,920,000 1,922,884
2,422,940
Federal Home Loan Mortgage Corporation 4.26%
Fixed Rates:
1.65 12/16/21 1,750,000 1,754,575
U.S. Treasury Bill 15.77%
◊
Yield to Maturity:
0.53 05/05/20 5,000,000 4,999,709
1.84 06/18/20 1,500,000 1,499,662
6,499,371
U.S. Treasury Note 17.08%
Fixed Rates:
1.88 06/30/20 3,000,000 3,013,309
1.63 06/30/20 2,000,000 2,007,637
2.63 08/15/20 2,000,000 2,019,141
7,040,087
Total United States Government and Agency Obligations 35,713,897
(cost $35,674,067)
Exchange Traded Fund 4.90% Shares Value
Vanguard Short-Term Treasury ETF 32,400 2,019,816
(cost $1,976,232)
Investments, at value 91.56% 37,733,713
(cost $37,650,299 )
Other assets and liabilities, net 8.44% 3,476,360
Net Assets 100.00% $ 41,210,073

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2020
Near-Term Tax Free Fund
Municipal Bonds 85.07%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Alabama 2.15%
City of Bessemer Electric Revenue, Alabama,
Refunding, RB AGM 3.10 12/01/21 $ 100,000 $ 101,072
Tuscaloosa County Board of Education,
Alabama, Special Tax Bond 5.00 02/01/32 635,000 766,020
867,092
California 0.63%
Lemon Grove School District, California,
Refunding, GO Unlimited 4.00 08/01/33 220,000 253,590
Colorado 2.96%
City & County of Denver Airport System
Revenue, Colorado, RB, Series B 5.00 11/15/27 300,000 322,884
City of Glendale, Colorado, Refunding, COP
AGM 5.00 12/01/25 750,000 869,625
1,192,509
Connecticut 2.63%
State of Connecticut, Connecticut, Refunding,
GO Unlimited 5.00 02/15/21 800,000 824,296
State of Connecticut, Connecticut, Refunding,
GO Unlimited 5.00 05/15/27 200,000 235,974
1,060,270
District of Columbia 2.16%
Washington Metropolitan Area Transit
Authority, District of Columbia,
Refunding, RB 5.00 07/01/34 725,000 868,913
Florida 7.02%
City of Jacksonville, Florida, Refunding, RB,
Series C 5.00 10/01/20 270,000 275,208
City of Leesburg, Florida, Refunding, RB 5.00 10/01/21 405,000 428,142
City of Miramar, Florida, Refunding, RB 5.00 10/01/22 305,000 333,109
County of St. Johns, Florida, Refunding, RB
AGM 5.00 10/01/20 310,000 315,995
Orlando Utilities Commission, Florida, RB
‡
4.25 10/01/33 870,000 870,000
State of Florida, Florida, Refunding, GO
Unlimited 5.00 06/01/28 500,000 604,620
2,827,074
Idaho 0.59%
Idaho Housing & Finance Association, Grant &
Revenue Anticipation, Federal Highway
Trust Fund, Idaho, RB, Series A 5.00 07/15/21 225,000 235,993

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2020
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Illinois 4.36%
County of Du Page, Jail Project, Illinois,
Refunding, GO Unlimited 5.60 01/01/21 $ 75,000 $ 77,480
Du Page County School District No. 33
West Chicago, Illinois, Refunding, GO
Unlimited, Series B 4.00 12/01/21 1,000,000 1,046,650
Illinois State Toll Highway Authority, Illinois,
RB 5.00 01/01/32 505,000 593,117
Regional Transportation Authority, Illinois, RB,
Series A, AMBAC 7.20 11/01/20 35,000 36,209
1,753,456
Indiana 2.31%
City of Indianapolis Department of Public
Utilities Gas Utility Revenue, Indiana,
Refunding, RB AGC 5.25 06/01/21 550,000 576,384
Merrillville Redevelopment Authority, Indiana,
Tax Allocation Bond 5.00 08/15/20 350,000 354,816
931,200
Kentucky 1.32%
Louisville & Jefferson County Metropolitan
Sewer District, Kentucky, RB, Series A 5.00 05/15/23 500,000 531,050
Louisiana 3.34%
Louisiana Housing Corp., Louisiana, RB FHLMC 2.15 12/01/24 460,000 472,544
State of Louisiana, Louisiana, Prefunding, GO
Unlimited, Series A 5.00 08/01/26 800,000 872,944
1,345,488
Maryland 0.68%
City of Baltimore MD, Maryland, RB 5.00 07/01/33 215,000 274,069
Massachusetts 0.79%
Massachusetts Housing Finance Agency,
Massachusetts, Refunding, RB 2.15 12/01/21 315,000 317,621
Michigan 2.68%
City of Wyoming, Water Supply System,
Michigan, Refunding, RB 4.00 06/01/20 215,000 216,011
Oxford Area Community School District,
Michigan, Refunding, GO Unlimited,
Series A Q-SBLF 5.00 05/01/22 365,000 393,459
State of Michigan Trunk Line Revenue,
Michigan, Refunding, RB 4.50 11/01/26 105,000 105,297

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2020
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Michigan (cont’d)
Walled Lake Consolidated School District,
Michigan, Refunding, GO Unlimited
Q-SBLF 5.00 05/01/21 $ 350,000 $ 364,465
1,079,232
Missouri 0.67%
City of Kansas City Water Revenue, Missouri,
RB, Series F AGM 4.00 12/01/22 250,000 268,843
New Jersey 1.26%
Middlesex County Improvement Authority, New
Jersey, RB 5.00 07/01/25 425,000 507,879
New York 7.85%
City of New York, New York, GO Unlimited,
Series E 5.25 08/01/22 875,000 957,591
City of New York, New York, GO Unlimited,
Series I 5.00 08/01/22 1,000,000 1,088,660
City of New York NY, New York, GO Unlimited 5.00 12/01/34 250,000 309,840
Long Island Power Authority, New York, RB,
Series B 5.00 09/01/21 465,000 490,775
Metropolitan Transportation Authority, New
York, RB 4.00 11/15/34 100,000 112,132
New York City Water & Sewer System, New
York, RB
‡
0.80 06/15/38 200,000 200,000
3,158,998
North Carolina 3.05%
City of Charlotte, Equipment Acquisition &
Public Facilities, North Carolina, COP,
Series A 5.00 10/01/21 1,000,000 1,019,590
County of Beaufort, North Carolina, RB 5.00 06/01/21 200,000 208,898
1,228,488
Ohio 0.35%
City of Cleveland Parking Facility Revenue,
Ohio, Refunding, RB AGM 5.25 09/15/22 130,000 142,919
Oregon 0.50%
Oregon State Facilities Authority, Legacy
Health Project, Oregon, Refunding, RB,
Series A 4.50 05/01/20 200,000 200,524

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2020
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Pennsylvania 1.80%
Reading School District, Pennsylvania, GO
Unlimited, Series A 5.00 04/01/20 $ 400,000 $ 400,000
Township of Penn PA, Pennsylvania, GO
Unlimited BAM 1.85 05/15/21 325,000 325,088
725,088
South Carolina 1.41%
Aiken County Consolidated School District/SC,
South Carolina, GO Unlimited 4.00 04/01/34 400,000 469,280
City of Columbia SC Waterworks & Sewer
System Revenue, South Carolina, RB
‡
4.75 02/01/38 100,000 100,000
569,280
Tennessee 1.00%
City of Memphis Sanitary Sewerage System
Revenue, Tennessee, Refunding, RB
AGM 5.00 05/01/20 200,000 200,634
Town of Rogersville TN, Tennessee, Refunding,
GO Unlimited 2.00 06/01/20 200,000 200,278
400,912
Texas 25.57%
Aldine Independent School District, Texas,
Refunding, GO Unlimited PSF-GTD 5.00 02/15/28 750,000 893,700
Bryan Independent School District, Texas, GO
Unlimited, Series A PSF-GTD 5.00 02/15/22 410,000 440,135
City of Austin TX, Texas, Refunding, RB
‡
4.71 11/15/29 800,000 800,000
City of Buda TX, Texas, Refunding, GO Limited 4.00 02/15/29 135,000 158,680
City of Cedar Hill, Texas, Refunding, GO
Limited 5.00 02/15/22 800,000 856,944
City of Longview Waterworks & Sewer System
Revenue, Texas, Refunding, RB 3.00 03/01/22 610,000 631,649
City of Pharr, Texas, Refunding, GO Limited,
Series A 5.00 08/15/20 285,000 289,038
City of Round Rock TX, Texas, GO Limited 4.00 08/15/33 175,000 204,913
City of Texarkana Waterworks & Sanitary
Sewer System Revenue, Texas, RB 3.00 08/01/20 95,000 95,580
Dimmitt Independent School District, Texas,
GO Unlimited PSF-GTD 3.00 02/15/22 305,000 315,864
Eagle Mountain & Saginaw Independent
School District, Texas, Refunding, GO
Unlimited PSF-GTD 4.00 08/15/32 450,000 517,352
Ector County Independent School District,
Texas, GO Unlimited PSF-GTD 5.00 08/15/29 400,000 445,320
Harlandale Independent School District, Texas,
Refunding, GO Unlimited PSF-GTD 4.00 02/15/28 300,000 341,406

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2020
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Texas (cont’d)
Harris County Municipal Utility District No.
382, Texas, Refunding, GO Unlimited
BAM 3.00 04/01/22 $ 305,000 $ 308,935
Lower Colorado River Authority, LCRA
Transmission Services Corp., Texas,
Refunding, RB, Series A 5.00 05/15/21 500,000 521,460
Lubbock-Cooper Independent School District,
Texas, GO Unlimited PSF-GTD 3.00 02/15/22 755,000 781,893
Olmos Park Higher Education Facilities Corp.,
University of the Incarnate Word, Texas,
Refunding, RB 5.00 12/01/21 500,000 531,285
Red River Education Finance Corp., Texas, RB
‡
5.00 03/15/35 700,000 700,000
San Antonio Water System, Texas, Refunding,
RB 4.50 05/15/21 400,000 414,996
State of Texas, Texas, Refunding, GO Unlimited 5.00 10/01/20 550,000 560,582
Texas City Independent School District/TX,
Texas, Refunding, GO Unlimited PSF-GTD 5.00 08/15/28 410,000 484,165
10,293,897
Utah 0.51%
Intermountain Power Agency, Utah, Refunding,
RB 5.00 07/01/20 205,000 206,866
Washington 6.65%
County of Thurston, Washington, Refunding,
GO Limited 5.00 12/01/20 1,625,000 1,667,445
Spokane Public Facilities District, Washington,
Refunding, RB, Series B 5.00 12/01/21 950,000 1,010,258
2,677,703
Wisconsin 0.83%
Sun Prairie Area School District/WI,
Wisconsin, GO Unlimited 4.00 03/01/31 300,000 332,907
Total Municipal Bonds 34,251,861
(cost $33,924,055)
Exchange Traded Funds 10.88% Shares
VanEck Vectors AMT-Free Intermediate Municipal Index ETF 30,000 1,473,750
VanEck Vectors AMT-Free Long Municipal Index ETF 70,000 1,430,100
VanEck Vectors AMT-Free Short Municipal Index ETF 85,000 1,477,300
Total Exchange Traded Funds 4,381,150
(cost $4,525,930)

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2020
Near-Term Tax Free Fund
Investments, at value 95.95% $ 38,633,011
(cost $38,449,985 )
Other assets and liabilities, net 4.05% 1,629,253
Net Assets 100.00% $ 40,262,264

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2020
All American Equity Fund
Common Stocks 61.16% Shares Value
Building - Residential/Commercial 1.84%
DR Horton, Inc. 5,631 $ 191,454
Coatings/Paint 2.29%
The Sherwin-Williams Co. 519 238,491
Commercial Banks - Eastern US 1.08%
Citizens Financial Group, Inc. 6,001 112,879
Commercial Services 1.99%
Cintas Corp. 1,195 206,998
Commercial Services - Finance 2.56%
Automatic Data Processing, Inc. 1,950 266,526
Computers 2.58%
HP, Inc. 15,483 268,785
Cosmetics & Toiletries 2.70%
The Estee Lauder Cos., Inc. 1,764 281,076
Electric - Integrated 2.32%
Alliant Energy Corp. 5,008 241,836
Electronic Components - Semiconductors 2.90%
Broadcom, Inc. 1,276 302,540
Enterprise Software/Services 3.02%
Oracle Corp. 6,511 314,677
E-Services/Consulting 1.87%
CDW Corp. 2,091 195,027
Finance - Credit Card 2.20%
Visa, Inc., Class A 1,425 229,596
Finance - Investment Banker/Broker 2.52%
The Charles Schwab Corp. 7,800 262,236
Food - Retail 2.03%
The Kroger Co. 7,044 212,165
Machinery - Construction & Mining 3.37%
Caterpillar, Inc. 3,026 351,137
Medical - Drugs 2.31%
Merck & Co., Inc. 3,133 241,053

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2020
All American Equity Fund
Common Stocks (cont’d) Shares Value
Medical - HMO 2.35%
UnitedHealth Group, Inc. 981 $ 244,642
Medical - Hospitals 3.50%
HCA Healthcare, Inc. 1,821 163,617
Universal Health Services, Inc., Class B 2,028 200,934
364,551
Oil Companies - Exploration & Production 1.00%
EOG Resources, Inc. 2,902 104,240
REITS - Diversified 2.24%
American Tower Corp. REIT 1,072 233,428
Retail - Building Products 2.39%
The Home Depot, Inc. 1,336 249,444
Retail - Discount 2.03%
Costco Wholesale Corp. 744 212,137
Retail - Gardening Products 2.92%
Tractor Supply Co. 3,602 304,549
Retail - Restaurants 2.25%
McDonald's Corp. 1,417 234,301
Shipbuilding 2.33%
Huntington Ingalls Industries, Inc. 1,335 243,250
Super-Regional Banks - US 2.57%
Fifth Third Bancorp 7,692 114,226
Wells Fargo & Co. 5,358 153,775
268,001
Total Common Stocks 6,375,019
(cost $7,972,290)
Corporate Non-Convertible Note 2.72%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 2.72%
Gran Colombia Gold Corp. 8.25 04/30/24 $ 269,673 283,966
(cost $270,295)

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2020
All American Equity Fund
Call Options Purchased 2.03%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Gold Mining 1.70%
Barrick Gold Corp. $ 20.00 01/21 $ 280,000 140 $ 36,120
Newmont Corp. 42.00 01/22 483,000 115 141,450
177,570
Precious Metals 0.33%
Direxion Daily Gold Miners Index
Bull 3X Shares ETF 10.00 01/21 225,000 225 33,750
Total Purchased Call Options 211,320
(premiums paid $287,301 )
Investments, at value 65.91% 6,870,305
(cost $8,529,886 )
Other assets and liabilities, net 34.09% 3,552,895
Net Assets 100.00% $ 10,423,200

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2020
Holmes Macro Trends Fund
Common Stocks 60.06% Shares Value
Airlines 0.95%
Hawaiian Holdings, Inc. 23,065 $ 240,799
Building - Residential/Commercial 1.36%
LGI Homes, Inc.
*
7,614 343,772
Building & Construction Products - Miscellaneous 2.27%
Comfort Systems USA, Inc. 15,678 573,031
Chemicals - Specialty 3.19%
Ingevity Corp.
*
7,882 277,447
NewMarket Corp. 1,375 526,446
803,893
Commercial Services - Finance 2.42%
S&P Global, Inc.
*
2,489 609,929
Consumer Products - Miscellaneous 3.16%
WD-40 Co. 3,968 796,973
Data Processing/Management 2.17%
CSG Systems International, Inc. 13,115 548,863
Decision Support Software 4.85%
MSCI, Inc. 4,234 1,223,457
Diagnostic Kits 2.62%
IDEXX Laboratories, Inc.
*
2,725 660,104
Distribution/Wholesale 2.23%
Pool Corp. 2,862 563,156
Energy - Alternate Sources 0.00%
Pacific Green Energy Corp.
#*@
100,000 0
Finance - Consumer Loans 1.17%
Enova International, Inc.
*
20,361 295,031
Footwear & Related Apparel 1.48%
Crocs, Inc.
*
21,915 372,336
Home Furnishings 1.17%
Tempur Sealy International, Inc.
*
6,783 296,485
Information Technology 0.24%
Abaxx Technologies, Inc., 144A
#*@∆
200,000 59,689
Investment Management/Advisory Services 2.94%
Eaton Vance Corp. 23,014 742,201

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2020
Holmes Macro Trends Fund
Common Stocks (cont’d) Shares Value
Machinery Tools & Related Products 2.12%
Lincoln Electric Holdings, Inc. 7,757 $ 535,233
Medical - Biomedical/Genetics 2.79%
Exelixis , Inc.
*
40,814 702,817
Medical - Drugs 4.44%
Corcept Therapeutics, Inc.
*
55,260 657,041
Supernus Pharmaceuticals, Inc.
*
25,814 464,394
1,121,435
Medical - Hospitals 0.00%
African Medical Investments PLC
#*@
1,000,000 0
Metal - Diversified 0.66%
Ivanhoe Mines, Ltd.
*
100,000 166,276
Oil - Field Services 1.04%
DMC Global, Inc. 11,378 261,808
Oil Companies - Exploration & Production 2.05%
Bonanza Creek Energy, Inc.
*
45,249 509,051
CruzSur Energy Corp., 144A
#*∆
50,000 7,639
516,690
Real Estate Operating/Development 0.08%
Infrastructure Ventures, Inc.
#*@+
426,533 19,535
REITS - Diversified 2.30%
CoreSite Realty Corp. REIT 5,011 580,775
Retail - Building Products 5.67%
The Home Depot, Inc. 7,667 1,431,505
Retail - Pet Food & Supplies 2.59%
PetMed Express, Inc. 22,712 653,651
Vitamins & Nutrition Products 1.69%
USANA Health Sciences, Inc.
*
7,369 425,633
Web Hosting/Design 2.41%
NIC, Inc. 26,434 607,982
Total Common Stocks 15,153,059
(cost $19,895,401)

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2020
Holmes Macro Trends Fund
Corporate Non-Convertible Note 2.87%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Gold Mining 2.87%
Gran Colombia Gold Corp. 8.25 04/30/24 $ 687,407 $ 723,840
(cost $688,993)
Warrants 0.00%
Exercise
Price
Exp.
Date Shares
Information Technology 0.00%
Abaxx Technologies, Inc., 144A
#*@∆
$ 2.00 12/31/20 100,000 0
Oil Companies - Exploration & Production 0.00%
CruzSur Energy Corp., 144A
#*∆
10.50 07/31/22 50,000 444
Total Warrants 444
(cost $0 )
Call Options Purchased 0.92%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Gold Mining 0.61%
Barrick Gold Corp. $ 20.00 01/21 $ 720,000 360 92,880
Newmont Corp. 42.00 01/22 210,000 50 61,500
154,380
Precious Metals 0.31%
Direxion Daily Gold Miners Index
Bull 3X Shares ETF 10.00 01/21 525,000 525 78,750
Total Purchased Call Options 233,130
(premiums paid $377,740 )
Investments, at value 63.85% 16,110,473
(cost $20,962,134 )
Other assets and liabilities, net 36.15% 9,119,960
Net Assets 100.00% $ 25,230,433

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2020
Global Resources Fund
Common Stocks 85.55% Shares Value
Agricultural Chemicals 2.46%
CF Industries Holdings, Inc. 10,000 $ 272,000
Nutrien , Ltd. 10,000 341,860
The Mosaic Co. 20,000 216,400
830,260
Building & Construction Products - Miscellaneous 0.51%
Louisiana-Pacific Corp. 10,000 171,800
Building Products - Wood 0.35%
Norbord, Inc. 10,000 118,312
Coal 0.00%
Caribbean Resources Corp.
#*@~
17 0
Walter Energy, Inc., 144A
#*@∆
4,293 0
0
Containers - Metal/Glass 0.67%
Ball Corp. 3,500 226,310
Containers - Paper/Plastic 1.10%
Orora , Ltd. 250,000 372,519
Diamonds/Precious Stones 0.28%
Barksdale Resources Corp.
*
600,000 95,928
Rockwell Diamonds, Inc., 144A
#*@∆
63,333 0
95,928
Diversified Minerals 6.48%
BHP Group, Ltd., ADR 10,000 366,900
Desert Mountain Energy Corp.
*
350,000 44,767
Encanto Potash Corp.
*
300,000 6,395
Lumina Gold Corp.
*
500,000 188,304
Lundin Mining Corp. 125,000 469,871
Mako Mining Corp.
*
1,200,000 298,444
Niocan , Inc., 144A
#*∆
362,069 38,592
Salazar Resources, Ltd.
*
3,000,000 346,408
Sun Metals Corp.
*
1,500,000 74,611
Teck Resources, Ltd., Class B 25,000 189,547
VR Resources, Ltd.
*
1,150,000 163,434
2,187,273
Electric - Integrated 2.17%
AGL Energy, Ltd. 40,000 418,614
Cia Paranaense de Energia , ADR 30,000 312,300
730,914

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2020
Global Resources Fund
Common Stocks (cont’d) Shares Value
Energy - Alternate Sources 5.59%
Canadian Solar, Inc.
*
35,000 $ 556,850
Pacific Green Energy Corp.
#*@~
2,400,000 0
Siemens Gamesa Renewable Energy SA 35,000 516,465
Vestas Wind Systems A/S 10,000 813,657
1,886,972
Finance - Investment Banker/Broker 1.19%
GoldMoney , Inc. 200,000 400,767
Food - Miscellaneous/Diversified 1.57%
Ingredion, Inc. 7,000 528,500
Forestry 0.33%
Interfor Corp.
*
25,000 111,206
Gold Mining 14.42%
AngloGold Ashanti, Ltd., ADR 50,000 831,500
CopperBank Resources Corp.
*
13,200,000 328,288
Corona Minerals, Ltd.
#*@
5,000 0
Dundee Precious Metals, Inc. 115,000 362,822
Gran Colombia Gold Corp.
*
4,100 11,799
Josemaria Resources, Inc.
*
300,000 102,324
Kirkland Lake Gold, Ltd. 10,000 296,000
Lundin Gold, Inc.
*
225,000 1,251,865
Red Pine Exploration, Inc.
*
1,500,000 21,317
Revival Gold, Inc.
*
1,000,000 419,243
Royal Road Minerals, Ltd.
*
5,750,000 663,949
Sandstorm Gold, Ltd.
*
90,000 450,900
Western Atlas Resources, Inc.
*
3,000,000 127,905
4,867,912
Independent Power Producer 1.98%
Atlantica Yield PLC 30,000 669,000
Information Technology 1.11%
Abaxx Technologies, Inc., 144A
#*@∆
1,250,000 373,055
Medical - Hospitals 0.00%
African Medical Investments PLC
#*@
2,507,500 0
Metal - Copper 0.53%
First Quantum Minerals, Ltd. 35,000 178,818
Metal - Diversified 7.78%
Anglo American PLC 10,000 175,236
Ascendant Resources, Inc.
*
300,000 24,515
Chakana Copper Corp.
*
1,250,000 102,146
Filo Mining Corp.
*
214,650 175,405

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2020
Global Resources Fund
Common Stocks (cont’d) Shares Value
Metal - Diversified (cont’d)
Filo Mining Corp.
*
115,250 $ 98,218
First Cobalt Corp.
*
2,000,000 149,222
Galway Metals, Inc.
*
450,000 92,731
GoviEx Uranium, Inc., 144A
#*∆
58,000 5,152
Ivanhoe Mines, Ltd.
*
550,000 914,517
Luminex Res Corp.
*
120,615 53,995
MMC Norilsk Nickel PJSC, ADR 22,500 557,333
Orsu Metals Corp., 144A
#*∆
14,761 1,626
South32, Ltd. 125,000 137,988
Troilus Gold Corp., 144A
#*∆
294,000 137,881
2,625,965
Metal - Iron 3.97%
Champion Iron, Ltd.
*
500,000 479,642
Consolidated Growth Holdings, Ltd.
#*@
19,859,173 0
Fortescue Metals Group, Ltd. 110,000 674,105
Novolipetsk Steel PJSC, GDR 12,000 186,540
WAI Capital Investment Corp., 144A
#*@∆
292,500 0
1,340,287
Mining Services 0.99%
Cordoba Minerals Corp.
*
1,000,000 37,305
Defense Metals Corp.
*
1,500,000 127,905
Talon Metals Corp.
*
3,000,000 170,539
335,749
Natural Resource Technology 0.36%
I-Pulse, Inc., 144A
#*@+∆
15,971 120,741
Non-Ferrous Metals 0.02%
InZinc Mining, Ltd.
*
2,000,000 7,106
Sterling Group Ventures, Inc., 144A
#*@∆
500,000 0
7,106
Oil - Field Services 0.41%
Halliburton Co. 20,000 137,000
Oil Companies - Exploration & Production 4.29%
Africa Energy Corp.
*
2,000,000 255,809
CNOOC, Ltd. 400,000 415,670
CNOOC, Ltd., ADR 4,000 413,880
CruzSur Energy Corp., 144A
#*∆
200,000 30,555
Range Energy Resources, Inc., 144A
#*∆
15,000,000 53,293
Woodside Petroleum, Ltd. 25,000 277,412
1,446,619

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2020
Global Resources Fund
Common Stocks (cont’d) Shares Value
Oil Companies - Integrated 8.43%
Ecopetrol SA, ADR 30,000 $ 285,300
LUKOIL PJSC, ADR 16,100 948,801
Petroleo Brasileiro SA, ADR
*
25,000 137,500
Surgutneftegas PJSC, ADR 175,000 728,000
TOTAL SA, ADR 20,000 744,800
2,844,401
Oil Companies - US Royalty Trusts 0.01%
San Juan Basin Royalty Trust 2,000 4,200
Oil Refining & Marketing 2.04%
Phillips 66 6,500 348,725
Valero Energy Corp. 7,500 340,200
688,925
Paper & Related Products 3.85%
Canfor Pulp Products, Inc. 45,000 162,119
International Paper Co. 6,500 202,345
Mondi PLC 25,000 421,890
Resolute Forest Products, Inc.
*
70,000 88,200
Smurfit Kappa Group PLC 15,000 423,693
1,298,247
Platinum 1.01%
Impala Platinum Holdings, Ltd.
*
40,000 166,665
Impala Platinum Holdings, Ltd., ADR 40,000 173,240
339,905
Precious Metals 5.07%
Brixton Metals Corp.
*
1,000,000 78,164
Libero Copper & Gold Corp.
*
3,500,000 174,092
Metalla Royalty & Streaming, Ltd. 150,000 634,193
Wheaton Precious Metals Corp. 30,000 825,900
1,712,349
Real Estate Operating/Development 1.01%
Infrastructure Ventures, Inc.
#*@+
7,443,544 340,914
REITS - Diversified 1.28%
PotlatchDeltic Corp. REIT 10,000 313,900
Rayonier, Inc. REIT 5,000 117,750
431,650
Retail - Jewelry 0.30%
Mene , Inc.
*
350,000 101,968

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2020
Global Resources Fund
Common Stocks (cont’d) Shares Value
Steel - Producers 3.12%
Nucor Corp. 12,500 $ 450,250
POSCO, ADR 5,000 163,250
Severstal PJSC, GDR 40,000 438,247
1,051,747
Water 0.87%
Cia de Saneamento Basico do Estado de Sao Paulo,
ADR
*
40,000 295,200
Total Common Stocks 28,872,519
(cost $93,122,420)
Corporate Non-Convertible Note 3.84%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 3.84%
Gran Colombia Gold Corp. 8.25 04/30/24 $ 1,230,384 1,295,594
(cost $1,233,222)
Exchange Traded Funds 0.30% Shares
Direxion Daily Junior Gold Miners Index Bull 3x Shares ETF 5,000 19,850
Global X Copper Miners ETF 1,000 11,830
Global X Uranium ETF 1,800 15,678
Invesco MSCI Global Timber ETF 1,000 20,920
VanEck Vectors Agribusiness ETF 200 10,274
VanEck Vectors Coal ETF 1,000 6,290
VanEck Vectors Gold Miners ETF 700 16,128
Total Exchange Traded Funds 100,970
(cost $118,484)
Warrants 0.01%
Exercise
Price
Exp.
Date
Electronics - Military 0.00%
Global UAV Technologies, Ltd., 144A
#*@∆
$ 0.15 06/25/20 1,112,500 0
Gold Mining 0.00%
Troilus Gold Corp., 144A
#*@∆
2.50 11/21/20 294,000 0
Metal - Diversified 0.00%
Aguia Resources, Ltd., 144A
#*@∆
0.65 06/30/20 1,450,000 0
First Cobalt Corp., 144A
#*@∆
0.21 02/05/22 1,000,000 0
0

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2020
Global Resources Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Oil Companies - Exploration & Production 0.01%
CruzSur Energy Corp., 144A
#*∆
$ 10.50 07/31/22 200,000 $ 1,777
Total Warrants 1,777
(cost $0 )
Investment Company 0.01% Shares Value
Aberdeen Standard Physical Palladium Shares ETF
*
15 3,333
(cost $3,301)
Publically Traded Partnerships 0.57%
Invesco DB Agriculture Fund ETF 4,700 66,129
Teucrium Soybean Fund ETF
*
5,837 82,010
U.S. Natural Gas Fund LP ETF
*
3,500 43,925
Total Publically Traded Partnerships 192,064
(cost $201,879)
Call Options Purchased 1.85%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts
Gold Mining 1.85%
Barrick Gold Corp. $ 17.00 01/22 $ 1,360,000 800 440,000
Newmont Corp. 42.00 01/22 630,000 150 184,500
624,500
Investment Companies 0.00%
Energy Select Sector SPDR Fund
ETF 54.21 06/20 1,219,725 225 225
Total Purchased Call Options 624,725
(premiums paid $559,605 )
Investments, at value 92.13% 31,090,982
(cost $95,238,911 )
Other assets and liabilities, net 7.87% 2,656,848
Net Assets 100.00% $ 33,747,830

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2020
World Precious Minerals Fund
Common Stocks 90.47% Shares Value
Advanced Materials/Production 5.25%
Nano One Materials Corp.
*
3,300,000 $ 2,344,916
Sixth Wave Innovations, Inc.
*
1,000,000 355,290
2,700,206
Capital Pools 0.93%
Magna Gold Corp.
*
1,600,000 477,510
Coal 0.00%
Caribbean Resources Corp.
#*@
4 0
Diamonds/Precious Stones 0.86%
Barksdale Resources Corp.
*~
2,750,000 439,672
Rockwell Diamonds, Inc., 144A
#*@∆
171,667 0
439,672
Diversified Minerals 4.51%
Argo Gold, Inc.
*~
2,775,500 167,638
Ascot Resources, Ltd., 144A
#*∆
6,412 2,369
Bluebird Battery Metals, Inc.
*
750,000 39,970
Calibre Mining Corp.
*
800,000 341,079
Erdene Resource Development Corp.
*
300,000 31,976
Exore Resources, Ltd.
*
5,000,000 89,983
Golden Predator Mining Corp.
*
1,000,000 152,775
Indochine Mining, Ltd.
#*@
10,000 0
Lithoquest Diamonds, Inc.
*
750,000 17,320
Lumina Gold Corp.
*
1,000,000 376,608
Mako Mining Corp.
*
1,500,000 373,055
NextSource Materials, Inc.
*
2,000,000 42,635
NGEX Minerals, Ltd.
*
100,000 21,317
Rubicon Minerals Corp.
*
500,000 238,045
VR Resources, Ltd.
*~
3,000,000 426,348
2,321,118
Finance - Investment Banker/Broker 0.02%
Coin Hodl , Inc., 144A
#*∆
133,333 11,369
Gold Mining 42.19%
Adamera Minerals Corp.
*
1,373,000 29,269
Adamera Minerals Corp., 144A
#∆
119,543 2,548
Algold Resources, Ltd.
*
540,000 17,267
Allegiant Gold, Ltd.
*
2,000,000 177,645
Amilot Capital, Inc., 144A
#*∆
410,000 5,827
Bellevue Gold, Ltd.
*
2,000,000 497,644
Black Dragon Gold Corp.
*
5,000,000 180,532
Bonterra Resources, Inc.
*
400,000 233,070
Chalice Gold Mines, Ltd.
*
1,000,000 354,284
Comstock Mining, Inc.
*
106,600 43,184

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2020
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Contact Gold Corp.
*
3,000,000 $ 202,515
CopperBank Resources Corp.
*~
22,805,418 567,178
CopperBank Resources Corp., 144A
#*~∆
174,000 4,327
Coral Gold Resources, Ltd.
*
750,000 247,815
Corona Minerals, Ltd.
#*@
81,250 0
Fiore Gold, Ltd.
*
1,000,000 326,867
Fremont Gold, Ltd.
*
4,000,000 184,751
Gascoyne Resources, Ltd.
#*@
1,600,000 19,191
Gold Standard Ventures Corp.
*
1,000,000 499,000
GoldQuest Mining Corp.
*
1,500,000 106,587
GT Gold Corp.
*
600,000 439,139
Josemaria Resources, Inc.
*
200,000 68,216
K92 Mining, Inc.
*
1,300,000 2,734,314
Lion One Metals, Ltd.
*
300,000 251,546
Lundin Gold, Inc.
*
350,000 1,947,346
Mammoth Resources Corp.
*~
2,171,200 46,284
Maritime Resources Corp.
*
1,000,000 42,635
Mawson Resources, Ltd.
*
625,000 84,381
McEwen Mining, Inc.
*
134,764 88,100
Mirasol Resources, Ltd.
*
1,000,000 223,833
Moneta Porcupine Mines, Inc.
*
1,825,000 90,777
Nighthawk Gold Corp.
*
350,000 315,853
NV Gold Corp.
*
1,000,000 56,846
OceanaGold Corp., 144A
#∆
5,348 5,130
Oklo Resources, Ltd.
*
3,000,000 376,176
Orca Gold, Inc.
*
4,300,000 824,984
Osino Resources Corp.
*
230,000 99,694
Otis Gold Corp.
*
726,000 51,588
Pacton Gold, Inc.
*
1,000,000 42,635
Petaquilla Minerals, Ltd., 144A
#*@∆
2,660,000 0
Pretium Resources, Inc.
*
40,000 226,800
Probe Metals, Inc.
*
1,000,000 433,454
Radisson Mining Resources, Inc.
*
8,500,000 754,992
Radius Gold, Inc., 144A
#*∆
125,000 11,991
Red Pine Exploration, Inc.
*
8,000,000 113,693
Redstar Gold Corp.
*
15,000,000 266,468
Reunion Gold Corp.
*
4,800,000 255,809
Revival Gold, Inc.
*
1,500,000 628,864
Roscan Gold Corp.
*
3,000,000 405,031
Scottie Resources Corp.
*
1,750,000 180,310
Seabridge Gold, Inc.
*
30,000 280,500
Seafield Resources, Ltd., 144A
#*@∆
1,300,000 0
Southern Gold, Ltd.
*
5,500,000 411,007
Strikepoint Gold, Inc.
*
3,250,000 63,508
Taurus Gold, Ltd., 144A
#*@∆
2,448,381 0
TMAC Resources, Inc.
*
50,000 16,343
TriStar Gold, Inc.
*~
30,300,000 5,490,301

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2020
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Wesdome Gold Mines, Ltd.
*
100,000 $ 525,119
Wolfden Resources Corp.
*
2,000,000 142,116
21,695,284
Investment Companies 0.08%
Pinecrest Resources, Ltd.
*
400,000 42,635
Medical - Hospitals 0.00%
African Medical Investments PLC
#*@
4,637,500 0
Metal - Diversified 13.22%
Adriatic Metals PLC
*
500,000 302,448
Adventus Mining Corp.
*
1,050,000 499,893
Argent Minerals, Ltd.
*
21,100,000 172,083
Balmoral Resources, Ltd.
*
400,000 98,060
Cardinal Resources, Ltd.
*
7,990,975 1,600,592
Cardinal Resources, Ltd.
*
5,500,000 1,133,376
Cartier Resources, Inc.
*
1,000,000 63,952
Chakana Copper Corp.
*~
4,750,000 388,155
Genesis Metals Corp.
*
116,600 16,571
Genesis Metals Corp., 144A
#∆
583,400 82,911
Integra Resources Corp.
*
350,000 211,398
Ivanhoe Mines, Ltd.
*
500,000 831,379
Kaizen Discovery, Inc.
*
8,000,000 270,021
Luminex Res Corp.
*
150,000 67,150
New Age Metals, Inc., 144A
#*∆
143,518 6,119
Orex Minerals, Inc.
*~
6,150,000 349,606
Orsu Metals Corp., 144A
#*∆
186,922 20,588
Regulus Resources, Inc.
*
100,000 44,056
Rockcliff Metals Corp., 144A
#*∆
873,333 34,131
RTG Mining, Inc.
*
3,000,000 100,489
Silver Bull Resources, Inc.
*
2,500,000 135,500
Sirios Resources, Inc.
*
1,500,000 90,599
Torq Resources, Inc.
*
1,000,000 277,126
6,796,203
Metal - Iron 0.14%
Vector Resources, Ltd.
#*@
10,000,000 73,812
Mining Services 0.76%
Cordoba Minerals Corp.
*
1,000,000 37,305
Major Drilling Group International, Inc.
*
175,000 354,402
391,707

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2020
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Non-Ferrous Metals 1.06%
InZinc Mining, Ltd.
*
3,000,000 $ 10,658
Royal Nickel Corp.
*
2,250,000 495,630
Tajiri Resources Corp.
*
1,900,000 37,128
543,416
Oil Companies - Exploration & Production 0.00%
Big Sky Energy Corp.
#*@
2,000,000 0
Optical Recognition Equipment 0.01%
Nexoptic Technology Corp., 144A
#*∆
12,083 2,619
Platinum 0.90%
Platinum Group Metals, Ltd.
*
350,000 462,588
Precious Metals 19.48%
Amani Gold, Ltd.
*
54,500,000 49,279
Barsele Minerals Corp.
*~
7,625,000 1,435,817
Brixton Metals Corp.
*
3,000,000 234,492
Candente Gold Corp., 144A
#*∆
4,875,000 51,961
Canex Metals, Inc.
*
1,250,000 106,587
Corvus Gold, Inc.
*
29,000 28,644
Dolly Varden Silver Corp.
*~
9,132,000 1,557,365
GFG Resources, Inc.
*
4,250,000 286,897
Group Ten Metals, Inc.
*
2,044,000 225,126
Kootenay Silver, Inc.
*
1,000,000 117,246
Liberty Gold Corp.
*
1,600,000 989,128
Metalla Royalty & Streaming, Ltd. 187,500 792,741
Polarx , Ltd.
*~
33,653,968 266,292
Roxgold , Inc.
*
2,000,000 1,165,352
Silver Viper Minerals Corp.
*~
3,100,000 616,784
SilverCrest Metals, Inc.
*
400,000 2,094,791
10,018,502
Retail - Jewelry 0.91%
Mene , Inc.
*
1,600,000 466,141
Silver Mining 0.15%
Metallic Minerals Corp.
*
710,000 75,677
Total Common Stocks 46,518,459
(cost $103,293,890)
Exchange Traded Funds 1.10%
Direxion Daily Gold Miners Index Bull 3X Shares ETF
*
60,000 408,000
Direxion Daily Junior Gold Miners Index Bull 3x Shares ETF 40,000 158,800
Total Exchange Traded Funds 566,800
(cost $3,538,021)

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2020
World Precious Minerals Fund
Warrants 0.02%
Exercise
Price
Exp.
Date Shares Value
Gold Mineral Exploration & Development 0.00%
Western Exploration & Development, Ltd.,
144A
#*@∆
$ 0.50 12/31/49 600,000 $ 0
Gold Mining 0.00%
Fiore Gold, Ltd.
#*@
0.45 09/26/20 1,300,000 0
Osino Resources Corp., 144A
#*@∆
1.05 01/30/22 115,000 0
Strikepoint Gold, Inc., 144A
#*@∆
0.30 07/22/20 450,000 0
Strikepoint Gold, Inc., 144A
#*@∆
0.20 07/21/22 625,000 0
0
Retail - Jewelry 0.02%
Mene , Inc.
#*
1.00 11/29/20 465,000 8,261
Total Warrants 8,261
(cost $300,000 )
Call Options Purchased 1.66%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Gold Mining 1.66%
Barrick Gold Corp. $ 17.00 01/22 $ 1,785,000 1,050 577,500
Newmont Corp. 42.00 01/22 945,000 225 276,750
854,250
Total Purchased Call Options 854,250
(premiums paid $700,433 )
Investments, at value 93.25% 47,947,770
(cost $107,832,344 )
Other assets and liabilities, net 6.75% 3,473,358
Net Assets 100.00% $ 51,421,128

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2020
Gold and Precious Metals Fund
Common Stocks 87.88% Shares Value
Advanced Materials/Production 0.53%
Sixth Wave Innovations, Inc.
*
1,250,000 $ 444,113
Diversified Minerals 2.39%
Alkane Resources, Ltd.
*
1,000,000 376,864
Calibre Mining Corp.
*
2,500,000 1,065,871
Mako Mining Corp.
*
2,250,000 559,582
2,002,317
Engineering/R&D Services 0.09%
Boart Longyear , Ltd.
*
250,000 70,452
Gold Mining 60.66%
Agnico Eagle Mines, Ltd. 25,000 994,750
Alacer Gold Corp.
*
350,000 1,129,112
Alamos Gold, Inc. 200,000 1,000,000
Alio Gold, Inc.
*
700,000 348,184
AngloGold Ashanti, Ltd., ADR 100,000 1,663,000
Argonaut Gold, Inc.
*
500,000 383,714
Barrick Gold Corp. 100,000 1,832,000
Bonterra Resources, Inc.
*
150,000 87,401
Centerra Gold, Inc.
*
350,000 2,081,646
Dacian Gold, Ltd.
#*@
500,000 430,570
DRDGOLD, Ltd., ADR 100,000 540,000
Dundee Precious Metals, Inc. 500,000 1,577,489
Evolution Mining, Ltd. 375,000 876,427
GoGold Resources, Inc.
*
1,332,500 511,298
Gold Fields, Ltd., ADR 250,000 1,187,500
Golden Star Resources, Ltd.
*
200,000 498,000
Harmony Gold Mining Co., Ltd., ADR
*
500,000 1,090,000
Horizon Minerals, Ltd.
*
2,000,000 76,119
IAMGOLD Corp.
*
500,000 1,140,000
K92 Mining, Inc.
*
2,750,000 5,784,126
Kirkland Lake Gold, Ltd. 90,000 2,664,000
Maverix Metals, Inc. 750,000 2,499,467
Newmont Corp. 50,000 2,264,000
Northern Star Resources, Ltd. 400,000 2,591,197
OceanaGold Corp.
*
250,000 239,821
Pantoro , Ltd.
*
8,000,000 428,110
Pretium Resources, Inc.
*
60,000 340,200
Ramelius Resources, Ltd. 750,000 460,743
Red 5, Ltd.
*
6,300,252 786,184
Resolute Mining, Ltd.
*
2,027,272 1,005,193
Sandstorm Gold, Ltd.
*
650,000 3,256,500
Silver Lake Resources, Ltd.
*
3,000,000 2,554,683
St Barbara, Ltd. 750,000 990,270
Teranga Gold Corp.
*
250,000 1,227,528
TMAC Resources, Inc.
*
100,000 32,687

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2020
Gold and Precious Metals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Torex Gold Resources, Inc.
*
100,000 $ 968,521
Wesdome Gold Mines, Ltd.
*
600,000 3,150,714
Westgold Resources, Ltd.
*
1,000,000 1,162,172
Yamana Gold, Inc. 375,000 1,031,250
50,884,576
Medical - Hospitals 0.00%
African Medical Investments PLC
#*@
2,000,000 0
Mining Services 1.77%
Castile Resources, Ltd.
*
1,500,000 69,199
Major Drilling Group International, Inc.
*
700,000 1,417,608
1,486,807
Non - Ferrous Metals 0.35%
Energy Fuels, Inc./Canada
*
250,000 295,000
Platinum 1.24%
Impala Platinum Holdings, Ltd.
*
250,000 1,041,654
Precious Metals 14.21%
1911 Gold Corp.
*
406,250 92,376
Americas Gold & Silver Corp.
*
400,000 608,257
EMX Royalty Corp.
*
1,100,000 1,485,113
Great Panther Mining, Ltd.
*
1,000,000 308,200
Metalla Royalty & Streaming, Ltd. 325,000 1,374,085
Roxgold , Inc.
*
4,000,000 2,330,704
Sailfish Royalty Corp.
*
300,000 170,539
SSR Mining, Inc.
*
125,000 1,422,500
Wheaton Precious Metals Corp. 150,000 4,129,500
11,921,274
Retail - Jewelry 2.16%
Mene , Inc.
*
500,000 145,669
Mene , Inc., 144A
#∆
5,714,285 1,664,789
1,810,458
Silver Mining 4.48%
Excellon Resources, Inc.
*
500,000 195,409
Pan American Silver Corp. 125,000 1,791,250
Santacruz Silver Mining, Ltd.
*
5,000,000 301,997
Silvercorp Metals, Inc. 450,000 1,471,500
3,760,156
Total Common Stocks 73,716,807
(cost $76,407,642)

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2020
Gold and Precious Metals Fund
Corporate Non-Convertible Bond 0.00%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Coal 0.00%
Caribbean Resources Corp.
#@^
19.25 06/15/15 $ 485,766 $ 0
(cost $485,766)
Corporate Non-Convertible Notes 2.36%
Gold Mining 2.36%
Gran Colombia Gold Corp. 8.25 04/30/24 1,880,817 1,980,500
(cost $1,885,155)
Exchange Traded Funds 1.45% Shares
Direxion Daily Gold Miners Index Bull 3X Shares ETF
*
138,000 938,400
Direxion Daily Junior Gold Miners Index Bull 3x Shares ETF 70,000 277,900
Total Exchange Traded Funds 1,216,300
(cost $5,750,783)
Warrants 0.03%
Exercise
Price
Exp.
Date
Gold Mining 0.00%
GoGold Resources, Inc., 144A
#*@∆
$ 0.85 02/25/22 325,000 0
Silver Mining 0.03%
Excellon Resources, Inc.
*
1.40 08/27/21 375,000 21,318
Total Warrants 21,318
(cost $0 )
Call Options Purchased 2.69%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Gold Mining 2.69%
Barrick Gold Corp. $ 17.00 01/22 $ 2,805,000 1,650 907,500
Newmont Corp. 42.00 01/22 4,620,000 1,100 1,353,000
2,260,500
Total Purchased Call Options 2,260,500
(premiums paid $1,434,252 )
Investments, at value 94.41% 79,195,425
(cost $85,963,598 )
Other assets and liabilities, net 5.59% 4,688,046
Net Assets 100.00% $ 83,883,471

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2020
Emerging Europe Fund
Common Stocks 68.67% Shares Value
Agricultural Chemicals 0.73%
PhosAgro PJSC, GDR 14,000 $ 148,121
Airlines 0.88%
Aegean Airlines SA 12,500 56,469
Aeroflot PJSC 75,000 64,065
Deutsche Lufthansa AG 2,000 18,706
Pegasus Hava Tasimaciligi AS
*
2,800 14,383
Wizz Air Holdings PLC
*
950 26,739
180,362
Apparel Manufacturers 0.55%
Burberry Group PLC 2,200 35,761
Christian Dior SE 85 29,627
Hermes International 35 23,814
Kering SA 45 23,464
112,666
Appliances 0.22%
Vestel Beyaz Esya Sanayi ve Ticaret AS 18,670 45,732
Athletic Footwear 0.15%
adidas AG 140 31,084
Automotive - Cars & Light Trucks 0.29%
Ford Otomotiv Sanayi AS 4,800 35,644
Tofas Turk Otomobil Fabrikasi AS 9,800 24,343
59,987
Automotive - Medium & Heavy Duty Trucks 0.23%
Otokar Otomotiv Ve Savunma Sanayi A.S. 3,000 47,060
Automotive/Truck Parts & Equipment - Original 0.15%
EGE Endustri VE Ticaret AS 400 29,945
Beverages - Non-alcoholic 0.23%
Coca-Cola Icecek AS 8,900 47,237
Brewery 0.13%
Anadolu Efes Biracilik Ve Malt Sanayii AS 10,000 25,910
Building - Heavy Construction 0.99%
Budimex SA 1,000 38,179
Mytilineos SA 24,700 165,084
203,263

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2020
Emerging Europe Fund
Common Stocks (cont’d) Shares Value
Building & Construction Products - Miscellaneous 1.36%
Enka Insaat ve Sanayi AS 73,000 $ 68,603
Tekfen Holding AS 109,600 209,729
278,332
Cellular Telecommunication 2.05%
Mobile TeleSystems PJSC, ADR 18,200 138,320
PLAY Communications SA 15,200 106,585
Turkcell Iletisim Hizmetleri AS 94,000 174,595
419,500
Commercial Banks Non-US 10.98%
Alpha Bank AE
*
136,200 100,818
Banca Transilvania SA 145,220 59,750
Bank Polska Kasa Opieki SA 7,800 104,541
Eurobank Ergasias Services and Holdings SA
*
242,000 101,253
National Bank of Greece SA
*
55,800 73,620
OTP Bank Nyrt 1,500 43,027
Powszechna Kasa Oszczednosci Bank Polski SA 29,450 159,854
Sberbank of Russia PJSC, ADR 142,750 1,341,850
Turkiye Garanti Bankasi AS
*
130,000 159,437
Yapi ve Kredi Bankasi AS
*
345,000 98,140
2,242,290
Commercial Services - Finance 0.18%
QIWI plc, ADR 3,500 37,485
Computer Services 0.06%
DXC Technology Co. 1,000 13,050
Diversified Operations 0.95%
Haci Omer Sabanci Holding AS 78,000 87,940
KOC Holding AS 52,000 105,146
193,086
Electric - Distribution 0.52%
Enerjisa Enerji AS 103,000 105,324
Electric - Generation 0.88%
Inter RAO UES PJSC 2,911,000 179,067
Electronics - Military 0.17%
Aselsan Elektronik Sanayi Ve Ticaret AS 10,000 35,445
Entertainment Software 1.13%
CD Projekt SA 3,350 230,719
Finance - Other Services 0.66%
Moscow Exchange MICEX-RTS PJSC 110,000 135,065

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2020
Emerging Europe Fund
Common Stocks (cont’d) Shares Value
Food - Retail 3.70%
BIM Birlesik Magazalar AS 12,600 $ 95,673
Dino Polska SA
*
3,250 126,422
Magnit PJSC, GDR 7,000 61,752
Migros Ticaret AS
*
27,700 94,606
Sok Marketler Ticaret AS
*
77,000 108,307
X5 Retail Group NV, GDR 10,050 268,536
755,296
Food - Wholesale/Distribution 1.39%
Eurocash SA 69,400 283,866
Gold Mining 2.40%
Alacer Gold Corp.
*
25,000 80,651
Highland Gold Mining, Ltd. 40,000 96,531
Polyus PJSC, GDR 4,600 312,170
489,352
Machinery - Farm 0.06%
Turk Traktor ve Ziraat Makineleri AS 2,000 11,942
Machinery - General Industrial 0.15%
ANDRITZ AG
*
1,000 31,330
Metal - Diversified 3.98%
MMC Norilsk Nickel PJSC, ADR 31,650 767,829
Orsu Metals Corp., 144A
#*∆
402,500 44,331
812,160
Metal - Iron 0.84%
Novolipetsk Steel PJSC, GDR 11,000 170,995
Multi-line Insurance 0.28%
Allianz SE 168 28,610
Vienna Insurance Group AG Wiener Versicherung Gruppe 1,550 29,236
57,846
Oil Companies - Exploration & Production 1.34%
Novatek PJSC, GDR 2,025 234,900
Societatea Nationala de Gaze Naturale ROMGAZ SA 6,100 38,662
273,562
Oil Companies - Integrated 18.66%
Gazprom Neft PJSC, ADR 1,550 30,985
Gazprom PJSC, ADR 328,300 1,488,755
LUKOIL PJSC, ADR 22,320 1,320,451
MOL Hungarian Oil & Gas PLC 27,610 162,011
OMV Petrom SA 1,318,000 86,005
Rosneft Oil Co. PJSC, GDR 22,000 88,553

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2020
Emerging Europe Fund
Common Stocks (cont’d) Shares Value
Oil Companies - Integrated (cont’d)
Surgutneftegas PJSC, ADR 65,750 $ 273,520
Tatneft PJSC, ADR 9,560 362,324
3,812,604
Oil Refining & Marketing 2.68%
Aygaz AS 42,000 53,071
Hellenic Petroleum SA 22,500 130,067
Motor Oil Hellas Corinth Refineries SA 8,000 97,645
Polski Koncern Naftowy ORLEN SA 8,950 119,767
Tupras Turkiye Petrol Rafinerileri AS 12,900 146,808
547,358
Precious Metals 0.92%
Polymetal International PLC 11,000 188,270
Property/Casualty Insurance 0.85%
Powszechny Zaklad Ubezpieczen SA 23,200 174,278
Retail - Apparel/Shoe 1.00%
CCC SA 9,300 66,753
HUGO BOSS AG 1,550 38,800
Industria de Diseno Textil SA 2,500 64,784
Moncler SpA 950 34,522
204,859
Retail - Jewelry 0.25%
Pandora A/S 1,615 51,892
Retail - Major Dept Store 0.48%
Detsky Mir PJSC 85,000 97,591
Steel - Producers 2.82%
Eregli Demir ve Celik Fabrikalari TAS 133,500 151,270
Evraz PLC 62,000 177,390
Magnitogorsk Iron & Steel Works PJSC, GDR 22,900 141,430
Severstal PJSC, GDR 9,500 105,366
575,456
Telecom Services 0.88%
O2 Czech Republic AS 6,400 58,229
Sistema PJSFC, GDR 30,000 98,301
Turk Telekomunikasyon AS
*
22,700 22,984
179,514
Telephone - Integrated 1.37%
Hellenic Telecommunications Organization SA 10,650 128,743
Magyar Telekom Telecommunications PLC 135,000 150,340
279,083

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2020
Emerging Europe Fund
Common Stocks (cont’d) Shares Value
Textile - Apparel 0.38%
LPP SA 61 $ 76,722
Transportation - Rail 0.12%
Globaltrans Investment PLC, GDR 4,499 23,614
Transportation - Services 0.41%
Celebi Hava Servisi AS 7,050 61,720
Oesterreichische Post AG 620 22,117
83,837
Web Portals/ISP 0.22%
Yandex NV, Class A
*
1,300 44,265
Total Common Stocks 14,026,422
(cost $17,025,627)
Exchange Traded Fund 1.71%
Direxion Daily Russia Bear 3x Shares ETF
#*@
38,500 349,965
(cost $407,684)
Put Option Purchased 0.10%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts
Country Fund-Russia 0.10%
VanEck Vectors Russia ETF $ 15.00 05/20 $ 500,400 300 20,700
(premiums paid $31,837 )
Investments, at value 70.48% 14,397,087
(cost $17,465,148 )
Other assets and liabilities, net 29.52% 6,029,900
Net Assets 100.00% $ 20,426,987

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2020
China Region Fund
Common Stocks 86.83% Shares Value
Airlines 0.39%
AirAsia Group Bhd 250,000 $ 45,614
Apparel Manufacturers 0.14%
Crystal International Group, Ltd. 55,000 16,895
Athletic Footwear 0.07%
Feng TAY Enterprise Co., Ltd. 2,000 8,566
Audio/Video Products 0.24%
TCL Electronics Holdings, Ltd. 68,000 28,238
Automotive - Cars & Light Trucks 0.08%
BAIC Motor Corp., Ltd. 23,000 9,047
Automotive/Truck Parts & Equipment - Replacement 4.41%
Weichai Power Co., Ltd. 325,000 517,690
Batteries/Battery Systems 1.25%
Tianneng Power International, Ltd. 198,000 146,324
Broadcast Service/Program 0.06%
Global Mediacom Tbk PT
*
580,900 6,857
Building - Heavy Construction 0.18%
China Tower Corp., Ltd. 96,000 21,331
Building & Construction Products - Miscellaneous 0.22%
China National Building Material Co., Ltd. 18,000 19,337
HDC Holdings Co., Ltd.
*
267 1,609
HDC Hyundai Development Co.-Engineering &
Construction 374 4,755
25,701
Building Products - Cement 2.22%
Anhui Conch Cement Co., Ltd. 35,500 243,872
West China Cement, Ltd. 110,000 16,914
260,786
Casino Hotels 0.14%
NagaCorp , Ltd. 16,000 16,197
Chemicals - Diversified 0.10%
China Risun Group, Ltd. 42,000 11,907
Chemicals - Fibers 0.05%
Indorama Ventures PCL, NVDR 9,700 6,279

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2020
China Region Fund
Common Stocks (cont’d) Shares Value
Chemicals - Specialty 0.22%
Fufeng Group, Ltd. 33,000 $ 11,279
Huabao International Holdings, Ltd. 40,000 14,463
25,742
Coal 0.26%
Adaro Energy Tbk PT 121,700 7,272
China Coal Energy Co., Ltd. 38,000 10,452
Yanzhou Coal Mining Co., Ltd. 16,000 12,394
30,118
Commercial Banks Non-US 1.44%
Bank Mandiri Persero Tbk PT 69,300 19,703
Industrial & Commercial Bank of China, Ltd., H Shares 196,000 133,707
Kasikornbank PCL, NVDR 3,100 8,622
The Siam Commercial Bank PCL, NVDR 3,500 7,361
169,393
Computers - Integrated System 0.11%
PAX Global Technology, Ltd.
*
33,000 12,378
Consumer Products - Miscellaneous 0.00%
Tongda Hong Tai Holdings, Ltd.
*
2,000 175
Diversified Financial Services 0.28%
China Galaxy Securities Co., Ltd., H Shares 68,000 32,633
E-Commerce/Services 0.16%
King Slide Works Co., Ltd. 2,000 19,228
Electronic Components - Miscellaneous 1.86%
Micro-Star International Co., Ltd. 16,000 46,765
Radiant Opto -Electronics Corp. 9,000 23,289
Simplo Technology Co., Ltd. 13,000 113,149
Venture Corp., Ltd. 3,700 35,247
218,450
Engineering/R&D Services 2.72%
KEPCO Plant Service & Engineering Co., Ltd. 13,105 311,349
Samsung Engineering Co., Ltd.
*
883 7,275
318,624
Enterprise Software/Services 0.20%
Sinosoft Technology Group, Ltd. 151,000 22,931
Entertainment Software 0.11%
iDreamSky Technology Holdings, Ltd.
*
20,000 12,912

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2020
China Region Fund
Common Stocks (cont’d) Shares Value
Finance - Investment Banker/Broker 0.11%
China International Capital Corp., Ltd. 8,000 $ 12,804
Food - Dairy Products 2.00%
China Mengniu Dairy Co., Ltd. 68,000 234,513
Food - Miscellaneous/Diversified 16.05%
Standard Foods Corp. 138,000 278,439
Yihai International Holding, Ltd. 213,000 1,604,422
1,882,861
Gas - Distribution 0.27%
ENN Energy Holdings, Ltd. 3,300 31,968
Life/Health Insurance 0.42%
China Life Insurance Co., Ltd. 6,000 11,586
China Pacific Insurance Group Co., Ltd. 3,800 11,378
New China Life Insurance Co., Ltd. 8,700 26,789
49,753
Medical - Drugs 4.53%
Consun Pharmaceutical Group, Ltd. 24,000 10,765
Luye Pharma Group, Ltd. 56,000 26,984
Sino Biopharmaceutical, Ltd. 299,000 390,218
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. 22,000 102,939
530,906
Multi-line Insurance 6.58%
Ping An Insurance Group Co. of China, Ltd., H Shares 79,000 771,535
Multimedia 1.51%
Media Nusantara Citra Tbk PT 3,210,500 177,383
Non-Ferrous Metals 0.00%
Sterling Group Ventures, Inc., 144A
#*@∆
500,000 0
Oil Companies - Exploration & Production 0.22%
United Energy Group, Ltd.
*
134,000 25,796
Oil Field Machinery & Equipment 0.06%
CIMC Enric Holdings, Ltd. 18,000 7,317
Real Estate Operating/Development 30.08%
Central China Real Estate, Ltd. 814,000 411,574
China Vanke Co., Ltd., H Shares
*
41,800 136,137
Country Garden Holdings Co., Ltd. 466,000 557,111
Country Garden Services Holdings Co., Ltd. 154,586 622,022
Greenland Hong Kong Holdings, Ltd. 724,000 273,796
KWG Group Holdings, Ltd. 110,000 154,130

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2020
China Region Fund
Common Stocks (cont’d) Shares Value
Real Estate Operating/Development (cont’d)
Longfor Group Holdings, Ltd. 145,000 $ 697,870
Shimao Property Holdings, Ltd. 117,000 405,478
Shun Tak Holdings, Ltd. 82,000 27,723
Sunac China Holdings, Ltd. 53,000 241,720
3,527,561
Reinsurance 0.09%
China Reinsurance Group Corp. 90,000 10,369
Retail - Apparel/Shoe 2.83%
ANTA Sports Products, Ltd. 43,000 312,038
Li Ning Co., Ltd. 7,000 20,138
332,176
Schools 1.56%
China Kepei Education Group, Ltd. 60,000 31,200
China Maple Leaf Educational Systems, Ltd. 40,000 12,247
China New Higher Education Group, Ltd. 39,000 14,148
China Yuhua Education Corp., Ltd. 170,000 124,711
182,306
Semiconductor Components - Integrated Circuit 3.43%
Realtek Semiconductor Corp. 56,000 402,018
Tobacco 0.08%
Gudang Garam Tbk PT 3,900 9,799
Transport Support Services 0.10%
Kerry Logistics Network, Ltd. 9,000 11,092
Total Common Stocks 10,184,173
(cost $9,195,389)
Right 0.00%
Electronic Components - Miscellaneous 0.00%
Simplo Technology Co., Ltd.
#*@
448 0
(cost $0)
Exchange Traded Fund 1.48%
Direxion Daily FTSE China Bull 3X Shares ETF 15,000 174,000
(cost $183,033)
Investments, at value 88.31% 10,358,173
(cost $9,378,422 )
Other assets and liabilities, net 11.69% 1,371,085
Net Assets 100.00% $ 11,729,258

Notes to Portfolios of Investments (
unaudited
)
March 31, 2020

Legend
General
The yields reflect the effective yield from the date of purchase.
Variable and Floating Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at March 31, 2020.
◊ Zero coupon bond. Interest rate presented is yield to maturity.
‡ Adjustable rate security, the interest rate of which adjusts periodically based on changes in the current interest rates. Rate presented is as of March 31, 2020.
* Non-income producing security.
@ Security was fair valued at March 31, 2020, by U.S. Global Investors, Inc. (Adviser) (other than international securities fair valued pursuant to systematic fair value models) in accordance with valuation procedures approved by the Board of Trustees. These securities, as a percentage of net assets at March 31, 2020, were 0.31% of Holmes Macro Trends Fund, 2.47% of Global
Resources Fund, 0.18% of World Precious Minerals Fund, 0.51% of Gold And Precious Metals
Fund, 1.71% of Emerging Europe Fund and 0.00% of China Region Fund, respectively. See the Fair Valuation of Securities section of these Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.
# Illiquid Security.
∆ Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities and percentage of net assets as of March 31, 2020 amounted to
$67,772, 0.27%, of Holmes Macro Trends Fund, $762,672, 2.26%, of Global Resources Fund,
$241,890, 0.47%, of World Precious Minerals Fund, $1,664,789, 1.98%, of Gold And Precious
Metals Fund, $44,331, 0.22%, of Emerging Europe Fund and $0, 0.00%, of China Region Fund.
+ See "Restricted Securities" in Notes to Portfolios of Investments.
~ Affiliated Company. (see following)
^ Security is currently in default and is on scheduled interest or principal payment.
ADR American Depositary Receipt
AGC Assured Guaranty Corporation
AGM Assured Guaranty Municipal
AMBAC American Municipal Bond Assurance Corporation
BAM Build American Mutual Assurance Company
COP Certificate of Participation
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GDR Global Depositary Receipt
GNMA Government National Mortgage Association
GO General Obligation
LP Limited Partnership
MTN Medium Term Note
NVDR Non-Voting Depositary Receipt
PCL Public Company Limited
PJSC Public Joint Stock Company
PLC Public Limited Company
PSF-GTD Public School Fund Guarantee
Q-SBLF Qualified School Bond Loan Fund
RB Revenue Bond
REIT Real Estate Investment Trust
S&P Standard & Poor’s
SPDR Standard & Poor’s Depositary Receipt

Notes to Portfolios of Investments (
unaudited
)
March 31, 2020

Fair Valuation of Securities
For the Funds’ policies regarding the valuation of investments and other significant accounting policies, please refer to the Notes to Financial Statements.
The Funds are required to disclose information regarding the fair value measurements of a
Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The measurement requirements established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.
The three levels defined by the fair value hierarchy are as follows:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-
term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party in order to adjust for stale pricing.
Level 3 – Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.

Notes to Portfolios of Investments (
unaudited
)
March 31, 2020

The following table summarizes the valuation of each Fund’s securities as of March 31, 2020, using the fair value hierarchy:
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
U.S. Government Securities Ultra-Short Bond Fund
Investments in Securities*
United States Government and
Agency Obligations $ – $ 35,713,897 $ – $ 35,713,897
Exchange Traded Fund 2,019,816 – – 2,019,816
Investments, at Value $ 2,019,816 $ 35,713,897 $ – $ 37,733,713
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds $ – $ 34,251,861 $ – $ 34,251,861
Exchange Traded Funds 4,381,150 – – 4,381,150
Investments, at Value $ 4,381,150 $ 34,251,861 $ – $ 38,633,011
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
All American Equity Fund
Investments in Securities*
Common Stocks
Building - Residential/
Commercial $ 191,454 $ – $ – $ 191,454
Coatings/Paint 238,491 – – 238,491
Commercial Banks - Eastern
US 112,879 – – 112,879
Commercial Services 206,998 – – 206,998
Commercial Services
- Finance 266,526 – – 266,526
Computers 268,785 – – 268,785
Cosmetics & Toiletries 281,076 – – 281,076
Electric - Integrated 241,836 – – 241,836
Electronic Components
- Semiconductors 302,540 – – 302,540

Notes to Portfolios of Investments (
unaudited
)
March 31, 2020

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
All American Equity Fund (continued)
Investments in Securities*
(continued)
Enterprise Software/
Services $ 314,677 $ – $ – $ 314,677
E-Services/Consulting 195,027 – – 195,027
Finance - Credit Card 229,596 – – 229,596
Finance - Investment
Banker/Broker 262,236 – – 262,236
Food - Retail 212,165 – – 212,165
Machinery - Construction
& Mining 351,137 – – 351,137
Medical - Drugs 241,053 – – 241,053
Medical - HMO 244,642 – – 244,642
Medical - Hospitals 364,551 – – 364,551
Oil Companies - Exploration
& Production 104,240 – – 104,240
REITS - Diversified 233,428 – – 233,428
Retail - Building Products 249,444 – – 249,444
Retail - Discount 212,137 – – 212,137
Retail - Gardening Products 304,549 – – 304,549
Retail - Restaurants 234,301 – – 234,301
Shipbuilding 243,250 – – 243,250
Super-Regional Banks - US 268,001 – – 268,001
Corporate Non-Convertible Note – 283,966 – 283,966
Purchased Call Options 69,870 141,450 – 211,320
Investments, at Value $ 6,444,889 $ 425,416 $ – $ 6,870,305
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Holmes Macro Trends Fund
Investments in Securities*
Common Stocks
Airlines $ 240,799 $ – $ – $ 240,799
Building - Residential/
Commercial 343,772 – – 343,772
Building & Construction
Products - Miscellaneous 573,031 – – 573,031
Chemicals - Specialty 803,893 – – 803,893
Commercial Services
- Finance 609,929 – – 609,929

Notes to Portfolios of Investments (
unaudited
)
March 31, 2020

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Holmes Macro Trends Fund (continued)
Investments in Securities*
(continued)
Consumer Products
- Miscellaneous $ 796,973 $ – $ – $ 796,973
Data Processing/
Management 548,863 – – 548,863
Decision Support Software 1,223,457 – – 1,223,457
Diagnostic Kits 660,104 – – 660,104
Distribution/Wholesale 563,156 – – 563,156
Energy - Alternate Sources – – 0 0
Finance - Consumer Loans 295,031 – – 295,031
Footwear & Related Apparel 372,336 – – 372,336
Home Furnishings 296,485 – – 296,485
Information Technology – – 59,689 59,689
Investment Management/
Advisory Services 742,201 – – 742,201
Machinery Tools & Related
Products 535,233 – – 535,233
Medical - Biomedical/
Genetics 702,817 – – 702,817
Medical - Drugs 1,121,435 – – 1,121,435
Medical - Hospitals – – 0 0
Metal - Diversified 166,276 – – 166,276
Oil - Field Services 261,808 – – 261,808
Oil Companies - Exploration
& Production 516,690 – – 516,690
Real Estate Operating/
Development – – 19,535 19,535
REITS - Diversified 580,775 – – 580,775
Retail - Building Products 1,431,505 – – 1,431,505
Retail - Pet Food & Supplies 653,651 – – 653,651
Vitamins & Nutrition
Products 425,633 – – 425,633
Web Hosting/Design 607,982 – – 607,982
Corporate Non-Convertible Note – 723,840 – 723,840
Warrants
Information Technology – – 0 0
Oil Companies - Exploration
& Production 444 – – 444
Purchased Call Options 171,630 61,500 – 233,130
Investments, at Value 15,245,909 785,340 79,224 16,110,473

Notes to Portfolios of Investments (
unaudited
)
March 31, 2020

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Resources Fund
Investments in Securities*
Common Stocks
Agricultural Chemicals $ 830,260 $ – $ – $ 830,260
Building & Construction
Products - Miscellaneous 171,800 – – 171,800
Building Products - Wood 118,312 – – 118,312
Coal – – 0 0
Containers - Metal/Glass 226,310 – – 226,310
Containers - Paper/Plastic – 372,519 – 372,519
Diamonds/Precious Stones 95,928 – 0 95,928
Diversified Minerals 2,187,273 – – 2,187,273
Electric - Integrated 312,300 418,614 – 730,914
Energy - Alternate Sources 556,850 1,330,122 0 1,886,972
Finance - Investment
Banker/Broker 400,767 – – 400,767
Food - Miscellaneous/
Diversified 528,500 – – 528,500
Forestry 111,206 – – 111,206
Gold Mining 4,867,912 – 0 4,867,912
Independent Power Producer 669,000 – – 669,000
Information Technology – – 373,055 373,055
Medical - Hospitals – – 0 0
Metal - Copper 178,818 – – 178,818
Metal - Diversified 2,214,523 411,442 – 2,625,965
Metal - Iron 666,182 674,105 0 1,340,287
Mining Services 335,749 – – 335,749
Natural Resource
Technology – – 120,741 120,741
Non-Ferrous Metals 7,106 – 0 7,106
Oil - Field Services 137,000 – – 137,000
Oil Companies - Exploration
& Production 753,537 693,082 – 1,446,619
Oil Companies - Integrated 2,844,401 – – 2,844,401
Oil Companies - US Royalty
Trusts 4,200 – – 4,200
Oil Refining & Marketing 688,925 – – 688,925
Paper & Related Products 452,664 845,583 – 1,298,247
Platinum 339,905 – – 339,905
Precious Metals 1,712,349 – – 1,712,349
Real Estate Operating/
Development – – 340,914 340,914
REITS - Diversified 431,650 – – 431,650
Retail - Jewelry 101,968 – – 101,968
Steel - Producers 1,051,747 – – 1,051,747
Water 295,200 – – 295,200
Corporate Non-Convertible Note – 1,295,594 – 1,295,594

Notes to Portfolios of Investments (
unaudited
)
March 31, 2020

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Resources Fund (continued)
Investments in Securities*
(continued)
Exchange Traded Funds $ 100,970 $ – $ – $ 100,970
Warrants
Electronics - Military – 0 – 0
Gold Mining – 0 – 0
Metal - Diversified – 0 – 0
Oil Companies - Exploration
& Production 1,777 – – 1,777
Investment Company 3,333 – – 3,333
Publically Traded Partnerships 192,064 – – 192,064
Purchased Call Options 440,000 184,725 – 624,725
Investments, at Value 24,030,486 6,225,786 834,710 31,090,982
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
World Precious Minerals Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 2,700,206 $ – $ – $ 2,700,206
Capital Pools 477,510 – – 477,510
Coal – – 0 0
Diamonds/Precious Stones 439,672 – 0 439,672
Diversified Minerals 2,231,135 89,983 0 2,321,118
Finance - Investment
Banker/Broker 11,369 – – 11,369
Gold Mining 19,852,123 1,823,970 19,191 21,695,284
Investment Companies 42,635 – – 42,635
Medical - Hospitals – – 0 0
Metal - Diversified 4,620,591 2,175,612 – 6,796,203
Metal - Iron 73,812 – – 73,812
Mining Services 391,707 – – 391,707
Non-Ferrous Metals 543,416 – – 543,416
Oil Companies - Exploration
& Production – – 0 0
Optical Recognition
Equipment 2,619 – – 2,619
Platinum 462,588 – – 462,588
Precious Metals 9,702,931 315,571 – 10,018,502
Retail - Jewelry 466,141 – – 466,141

Notes to Portfolios of Investments (
unaudited
)
March 31, 2020

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
World Precious Minerals Fund (continued)
Investments in Securities*
(continued)
Silver Mining $ 75,677 $ – $ – $ 75,677
Exchange Traded Funds 566,800 – – 566,800
Warrants
Gold Mineral Exploration &
Development – – 0 0
Gold Mining – 0 – 0
Retail - Jewelry 8,261 – – 8,261
Purchased Call Options 577,500 276,750 – 854,250
Investments, at Value 43,246,693 4,681,886 19,191 47,947,770
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Gold And Precious Metals Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 444,113 $ – $ – $ 444,113
Diversified Minerals 1,625,453 376,864 – 2,002,317
Engineering/R&D Services – 70,452 – 70,452
Gold Mining 39,953,478 10,931,098 – 50,884,576
Medical - Hospitals – – 0 0
Mining Services 1,486,807 – – 1,486,807
Non - Ferrous Metals 295,000 – – 295,000
Platinum – 1,041,654 – 1,041,654
Precious Metals 11,921,274 – – 11,921,274
Retail - Jewelry 1,810,458 – – 1,810,458
Silver Mining 3,760,156 – – 3,760,156
Corporate Non-Convertible
Bond – – 0 0
Corporate Non-Convertible
Notes – 1,980,500 – 1,980,500
Exchange Traded Funds 1,216,300 – – 1,216,300
Warrants
Gold Mining – 0 – 0
Silver Mining 21,318 – – 21,318
Purchased Call Options 907,500 1,353,000 – 2,260,500
Investments, at Value $ 63,441,857 $ 15,753,568 $ 0 $ 79,195,425

Notes to Portfolios of Investments (
unaudited
)
March 31, 2020

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Emerging Europe Fund
Assets
Investments in Securities*
Common Stocks
Agricultural Chemicals $ 148,121 $ – $ – $ 148,121
Airlines – 180,362 – 180,362
Apparel Manufacturers – 112,666 – 112,666
Appliances – 45,732 – 45,732
Athletic Footwear – 31,084 – 31,084
Automotive - Cars & Light
Trucks – 59,987 – 59,987
Automotive - Medium &
Heavy Duty Trucks – 47,060 – 47,060
Automotive/Truck Parts &
Equipment - Original – 29,945 – 29,945
Beverages - Non-alcoholic – 47,237 – 47,237
Brewery – 25,910 – 25,910
Building - Heavy
Construction – 203,263 – 203,263
Building & Construction
Products - Miscellaneous – 278,332 – 278,332
Cellular Telecommunication 138,320 281,180 – 419,500
Commercial Banks Non-US 1,341,850 900,440 – 2,242,290
Commercial Services
- Finance 37,485 – – 37,485
Computer Services 13,050 – – 13,050
Diversified Operations – 193,086 – 193,086
Electric - Distribution – 105,324 – 105,324
Electric - Generation – 179,067 – 179,067
Electronics - Military – 35,445 – 35,445
Entertainment Software – 230,719 – 230,719
Finance - Other Services – 135,065 – 135,065
Food - Retail 330,288 425,008 – 755,296
Food - Wholesale/
Distribution – 283,866 – 283,866
Gold Mining 392,821 96,531 – 489,352
Machinery - Farm – 11,942 – 11,942
Machinery - General
Industrial – 31,330 – 31,330
Metal - Diversified 812,160 – – 812,160
Metal - Iron 170,995 – – 170,995
Multi-line Insurance – 57,846 – 57,846
Oil Companies - Exploration
& Production 234,900 38,662 – 273,562
Oil Companies - Integrated 3,564,588 248,016 – 3,812,604
Oil Refining & Marketing – 547,358 – 547,358
Precious Metals – 188,270 – 188,270

Notes to Portfolios of Investments (
unaudited
)
March 31, 2020

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Emerging Europe Fund (continued)
Assets (continued)
Investments in Securities*
(continued)
Property/Casualty Insurance $ – $ 174,278 $ – $ 174,278
Retail - Apparel/Shoe – 204,859 – 204,859
Retail - Jewelry – 51,892 – 51,892
Retail - Major Dept Store – 97,591 – 97,591
Steel - Producers 246,796 328,660 – 575,456
Telecom Services 98,301 81,213 – 179,514
Telephone - Integrated – 279,083 – 279,083
Textile - Apparel – 76,722 – 76,722
Transportation - Rail 23,614 – – 23,614
Transportation - Services – 83,837 – 83,837
Web Portals/ISP 44,265 – – 44,265
Exchange Traded Fund – – 349,965 349,965
Put Option 20,700 – – 20,700
Investments, at Value $ 7,968,219 $ 6,428,868 $ – $ 14,397,087
Other Financial Instruments
†
Currency Contracts – 72,408 – 72,408
Total Assets $ 7,968,219 $ 6,501,276 $ 349,965 $ 14,469,495
Liabilities
Other Financial Instruments
†
Currency Contracts – (10,264) – (10,264)
Total Liabilities $ – $ (10,264) $ – $ (10,264)
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
China Region Fund
Investments in Securities*
Common Stocks
Airlines $ – $ 45,614 $ – $ 45,614
Apparel Manufacturers – 16,895 – 16,895
Athletic Footwear – 8,566 – 8,566
Audio/Video Products – 28,238 – 28,238
Automotive - Cars & Light
Trucks – 9,047 – 9,047
Automotive/Truck Parts &
Equipment - Replacement – 517,690 – 517,690
Batteries/Battery Systems – 146,324 – 146,324

Notes to Portfolios of Investments (
unaudited
)
March 31, 2020

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
China Region Fund (continued)
Investments in Securities*
(continued)
Broadcast Service/Program $ – $ 6,857 $ – $ 6,857
Building - Heavy
Construction – 21,331 – 21,331
Building & Construction
Products - Miscellaneous – 25,701 – 25,701
Building Products - Cement – 260,786 – 260,786
Casino Hotels – 16,197 – 16,197
Chemicals - Diversified – 11,907 – 11,907
Chemicals - Fibers – 6,279 – 6,279
Chemicals - Specialty – 25,742 – 25,742
Coal – 30,118 – 30,118
Commercial Banks Non-US – 169,393 – 169,393
Computers - Integrated
System – 12,378 – 12,378
Consumer Products
- Miscellaneous – 175 – 175
Diversified Financial
Services – 32,633 – 32,633
E-Commerce/Services – 19,228 – 19,228
Electronic Components
- Miscellaneous – 218,450 – 218,450
Engineering/R&D Services – 318,624 – 318,624
Enterprise Software/
Services – 22,931 – 22,931
Entertainment Software – 12,912 – 12,912
Finance - Investment
Banker/Broker – 12,804 – 12,804
Food - Dairy Products – 234,513 – 234,513
Food - Miscellaneous/
Diversified – 1,882,861 – 1,882,861
Gas - Distribution – 31,968 – 31,968
Life/Health Insurance – 49,753 – 49,753
Medical - Drugs – 530,906 – 530,906
Multi-line Insurance – 771,535 – 771,535
Multimedia – 177,383 – 177,383
Non-Ferrous Metals – – 0 0
Oil Companies - Exploration
& Production – 25,796 – 25,796
Oil Field Machinery &
Equipment – 7,317 – 7,317
Real Estate Operating/
Development – 3,527,561 – 3,527,561
Reinsurance – 10,369 – 10,369
Retail - Apparel/Shoe – 332,176 – 332,176
Schools – 182,306 – 182,306

Notes to Portfolios of Investments (
unaudited
)
March 31, 2020

The following is a reconciliation of assets for which unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2020 through March 31, 2020:
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
China Region Fund (continued)
Investments in Securities*
(continued)
Semiconductor Components
- Integrated Circuit $ – $ 402,018 $ – $ 402,018
Tobacco – 9,799 – 9,799
Transport Support Services – 11,092 – 11,092
Right – – 0 0
Exchange Traded Fund 174,000 – – 174,000
Investments, at Value $ 174,000 $ 10,184,173 $ 0 $ 10,358,173
*
Refer to the Portfolios of Investments for a detailed list of the Funds’ investments.
†
Other Financial Instruments are derivatives not reflected in the Portfolios of Investments, such as
Currency Contracts, which are valued at the unrealized appreciation (depreciation) at period end.
Common
Stocks Warrants Total
Holmes Macro Trends Fund
Beginning Balance 12/31/19 $ 295,258 $ 0 $ 295,258
Net change in unrealized appreciation (depreciation) (216,034) — (216,034)
Ending Balance 03/31/20 $ 79,224 0 $ 79,224
Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/20 $ (216,034) $ — $ (216,034)
Common
Stocks Total
Global Resources Fund
Beginning Balance 12/31/19 $ 3,806,959 $ 3,806,959
Net change in unrealized appreciation (depreciation) (2,972,249) (2,972,249)
Ending Balance 03/31/20 $ 834,710 $ 834,710
Net change in unrealized appreciation (depreciation) from Investments held as of
03/31/20 $ (2,972,249) $ (2,972,249)
Common
Stock Warrants Total
World Precious Minerals Fund
Beginning Balance 12/31/19 $ 599,462 $ 0 $ 599,462
Transfers out of Level 3 (355,290) — (355,290)
Net change in unrealized appreciation (depreciation) (224,981) 0 (224,981)
Ending Balance 03/31/20 $ 19,191 $ 0 $ 19,191
Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/20 $ (224,981) $ 0 $ (224,981)

Notes to Portfolios of Investments (
unaudited
)
March 31, 2020

Significant unobservable inputs developed by the Valuation Committee (“Valuation
Committee”) for Level 3 investments held at period end are as follows:
Common
Stocks Total
Gold and Precious Metals Fund
Beginning Balance 12/31/19 $ 35,087 $ 35,087
Transfers out of Level 3 (69,199) (69,199)
Net change in unrealized appreciation (depreciation) 34,112 34,112
Ending Balance 03/31/20 $ 0 $ 0
Net change in unrealized appreciation (depreciation) from Investments held as of
03/31/20 $ 34,112 $ 34,112
Common
Stocks
Emerging Europe Fund
Beginning Balance 12/31/19 $ 0
Transfers into Level 3 349,965
Ending Balance 03/31/20 $ 349,965
Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/20 $ 0
Common
Stocks
China Region Fund
Beginning Balance 12/31/19 $ 0
Transfers into Level 3 0
Ending Balance 03/31/20 $ 0
Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/20 $ —
Fair Value at
03/31/20
Valuation
Technique(s)
Unobservable
Input
Range (Weighted
Average)
Holmes Macro Trends Fund
Investments in Securities
Common Stocks 59,689 Market Transaction
(1)
Discount 30% - 100% discount
(84% discount)
Common Stocks 19,535 Method of Comparables
Pricing
(2)
Multiples 6.3 – 28.0 (11.05)
Warrants 0 Market Transaction
(1)
Discount 0%
Global Resources Fund
Investments in Securities
Common Stocks 493,796 Market Transaction
(1)
Discount 30% - 100% discount
(99% discount)
Common Stocks 340,914 Method of Comparables
Pricing
(2)
Multiples 6.3 – 28.0 (11.05)
World Precious Minerals Fund
Investments in Securities
Common Stocks 19,191 Market Transaction
(1)
Discount 50% - 100% discount
(98% discount)
Warrants 0 Market Transaction
(1)
Discount 100%

Notes to Portfolios of Investments (
unaudited
)
March 31, 2020

The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation. For certain securities, the last known market transaction is increased or decreased by changes in a market index or industry peers as approved by the Valuation Committee.
Affiliated Companies
The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended March 31, 2020.
Fair Value at
03/31/20
Valuation
Technique(s)
Unobservable
Input
Range (Weighted
Average)
Gold and Precious Metals Fund
Investments in Securities
Common Stocks 0 Market Transaction
(1)
Discount 100%
Corporate Non-Convertible
Bond
0 Market Transaction
(1)
Discount 100%
Emerging Europe Fund
Investments in Securities
Common Stocks 349,965 Market Transaction
(1)
Discount 0%
China Region Fund
Investments in Securities
Common Stocks 0 Market Transaction
(1)
Discount 100%
Right 0 Market Transaction
(1)
Discount 0%
(1)
Market Transaction refers to most recent known market transaction, including transactions in which the fund participated, as adjusted for any discount or premium as discussed below.
(2)
The Method of Comparables Pricing valuation technique involves determining a comparable group of companies that exhibit similar characteristics to that of the Level 3 security (the Comparables), gathering information about the Comparables to determine their range of valuation multiples and selecting the appropriate multiple within the determined range of the Comparables to apply in valuing the Level 3 security.
Shares of Affiliated Companies
Global Resources Fund
December 31,
2019 Additions Reductions March 31, 2020
Caribbean Resources Corp. 17 — — 17
Pacific Green Energy Corp. 2,400,000 — — 2,400,000

Notes to Portfolios of Investments (
unaudited
)
March 31, 2020

At March 31, 2020, the value of investments in affiliated companies was $0, representing
0.00% of net assets, and the total cost was $27,968,676.
Values of Affiliated Companies
Global Resources
Fund
December
31, 2019
Purchases
Cost
Sales
Proceeds
March 31,
2020 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Caribbean
Resources Corp. $ 0 $ — $ — $ 0 $ — $ – $ –
Pacific Green
Energy Corp. 0 — — 0 — – –
Shares of Affiliated Companies
World Precious Minerals Fund
December 31,
2019 Additions Reductions March 31, 2020
Argo Gold, Inc. 2,967,500 — (192,000) 2,775,500
Barksdale Resources Corp. 2,750,000 — — 2,750,000
Barsele Minerals Corp. 7,500,000 125,000 — 7,625,000
Chakana Copper Corp. 4,750,000 — — 4,750,000
CopperBank Resources Corp. 22,979,418 — — 22,979,418
Dolly Varden Silver Corp. 9,132,000 — — 9,132,000
Fremont Gold, Ltd. 4,000,000 — — 4,000,000
Mammoth Resources Corp. 2,171,200 — — 2,171,200
Orex Minerals, Inc. 6,150,000 — — 6,150,000
Polarx, Ltd. 33,653,968 — — 33,653,968
Radisson Mining Resources, Inc. 8,500,000 — — 8,500,000
Silver Viper Minerals Corp. 3,000,000 100,000 — 3,100,000
TriStar Gold. Inc. 31,150,000 300 ,000 (1,150,000) 30,300,000
VR Resources, Ltd. 3,000,000 — — 3,000,000
Values of Affiliated Companies
World Precious
Minerals Fund
December
31, 2019
Purchases
Cost
Sales
Proceeds
March 31,
2020 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Argo Gold Inc $ 262,803 $ — $ (12,841) $ 167,638 $ — $ (12,798) $ (69,526)
Barksdale
Resources Corp 783,566 — — 439,672 — – (343,894)
Barsele Minerals
Corp 2,887,836 21,592 — 1,435,817 — – (1,473,611)
Chakana Copper
Corp 896,192 — — 388,155 — – (508,037)
CopperBank
Resources Corp 796,330 — — 571,505 — – (224,825)
Dolly Varden Silver
Corp 2,250,387 — — 1,557,365 — – (693,022)
Fremont Gold Ltd 231,027 — — 184,751
(a)
— – (46,276)
Mammoth
Resources Corp 54,341 — — 46,284 — – (8,057)
Orex Minerals Inc 663,047 — — 349,606 — – (313,441)
Polarx Ltd 1,205,418 — — 266,292 — – (939,126)

Notes to Portfolios of Investments (
unaudited
)
March 31, 2020

At March 31, 2020, the value of investments in affiliated companies was $11,755,767, representing 22.86% of net assets, and the total cost was $20,687,801.
Restricted Securities
The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.
As of March 31, 2020, the total cost of restricted securities was $426,625, and the total value was $19,535, representing 0.08% of net assets.
As of March 31, 2020, the total cost of restricted securities was $7,473,544, and the total value was
$461,655, representing 1.37% of net assets.
Open forward foreign currency contracts as of March 31, 2020, were as follows:
World Precious
Minerals Fund
(cont’d)
December
31, 2019
Purchases
Cost
Sales
Proceeds
March 31,
2020 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Radisson Mining
Resources, Inc. $ 1,407,339 $ — $ — $ 754,992
(a)
$ — $ – $ (652,347)
Silver Viper
Minerals Corp 646,875 — — 616,784 — – (30,091)
TriStar Gold Inc 4,557,776 52,138 (397,844) 5,490,301 — (182,417) 1,460,648
VR Resources, Ltd. 854,800 — — 426,348 — – (428,452)
(a) At March 31, 2020, the company was no longer defined as an affiliate, although it was an affiliate company during the year.
Holmes Macro Trends Fund
Acquisition
Date
Cost per
Share/Unit
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00
Global Resources Fund
Acquisition
Date
Cost per
Share/Unit
I-Pulse, Inc., 144A 10/04/07 $ 1.88
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00
Fund Counterparty Currency to Deliver
Currency to
Receive
Settlement
Date
Settlement
Value at
March 31,
2020
Net Unrealized
Appreciation
(Depreciation)
Emerging
Europe
Fund
Brown Brothers
Harriman & Co. TRY 6,000,000 USD 973,078 4/10/2020 $ 904,486 $ 68,592
Brown Brothers
Harriman & Co. EUR 600,000 USD 652,020 4/20/2020 662,284 (10,264)
Brown Brothers
Harriman & Co. TRY 6,000,000 USD 904,404 4/24/2020 900,588 3,816